Acquisitions	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Acquisitions
Acquisitions
For all acquisitions, the Company allocates the purchase price to the estimated fair values of the assets acquired and liabilities assumed as of the date of the acquisition. The market approach, which indicates value based on available market pricing for comparable assets, is utilized to estimate the fair value of inventory, property and equipment. The income approach, which indicates value based on the present value of future cash flows, is primarily used to value intangible assets. The cost approach, which estimates values by determining the current cost of replacing an asset with another of equivalent utility, is used, as appropriate, for certain assets for which the market and income approaches could not be applied due to the nature of the asset.

Total Building Services Group, LLC

On December 22, 2012, the Company purchased certain assets and liabilities of Total Building Services Group, LLC (“TBSG”) for $6,807. TBSG consists of one location in Georgia and sells framing, millwork and building materials and services primarily to residential contractors. The purchase of TBSG includes an earnout agreement (“Earnout”) in which the seller of TBSG participates in earnings over certain thresholds during the three fiscal years beginning January 1, 2013. At the acquisition date, the Company estimated the value of the Earnout to be $1,075 using discounted future cash flows. The Earnout has been classified as a Level 3 measurement in accordance with ASC 820. The Company advanced $850 against future Earnout payments and earns 9% interest on the advanced amount. As of December 31, 2013, the net value of the Earnout and related advance was $0, based on cash flow projections as of that date. The Company recognized a gain of $195 for the year ended December 31, 2013 within selling, general and administrative expenses on the consolidated statements of operations related to the reduction of the Earnout liability. The Company incurred transaction costs of $106 and $183 during the years ended December 31, 2013 and 2012, respectively, which are included in selling, general and administrative expenses on the consolidated statements of operations. Net sales of TBSG for the year ended December 31, 2013 were $20,419. As the acquisition occurred on December 22, 2012, net sales of TBSG from the date of acquisition through December 31, 2012 is not significant. The impact of this acquisition on our operating results was not considered material for the reporting of pro forma financial information.

The following table summarizes the final allocation of the purchase price to the estimated fair values of the assets acquired and liabilities assumed on December 22, 2012.

Accounts receivable	$398
Inventories	1,524
Property and equipment	6,128
Intangible assets-trademarks	1,132
Intangible assets-supply agreement	4,484
Intangible assets-customer relationships	1,967
Total assets acquired	15,633
Accounts payable	(3,395)
Accrued expenses and other liabilities	(56)
Current portion of capital lease obligation	(423)
Long-term portion of capital lease obligation	(4,952)
Total liabilities assumed	(8,826)
Net assets acquired	$6,807

Chesapeake Structural Systems

On April 8, 2013, Commonwealth Acquisition Holdings, LLC, a wholly-owned subsidiary of the Company, purchased certain assets and assumed certain liabilities of Chesapeake Structural Systems, Inc., Creative Wood Products, LLC and Chestruc, LLC (collectively “Chesapeake”) for an adjusted purchase price of $2,623. This amount includes an initial holdback amount of $250 due to the sellers on April 8, 2014. The holdback amount may be reduced under certain circumstances, including the Company’s inability to collect upon acquired accounts receivable. The acquisition provides the Company with component manufacturing capability to serve customers in the Central and Northern Virginia markets. The Company incurred transaction costs of $151 during the year ended December 31, 2013 which are included in selling, general and administrative expenses on the consolidated statements of operations. Net sales of Chesapeake for the period from April 8, 2013 through December 31, 2013 were $7,929. The impact of this acquisition on our operating results was not considered material for the reporting of pro forma financial information.
The Company acquired total assets of $3,108 and assumed liabilities of $1,410. The assets acquired include a customer relationship intangible asset of $1,160. Goodwill of $675 arising from the acquisition consists of expected synergies and cost savings from excess purchase price over identifiable intangible net assets, as well as intangible assets that do not qualify for separate recognition, such as assembled workforce. All of the goodwill from this transaction is expected to be deductible for income tax purposes.